STATEMENTS OF FINANCIAL CONDITION - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Equity in commodity trading accounts:
Cash (including restricted cash of $24,062,735 for 2017 and $18,554,979 for 2016)		$ 70,693,933	$ 108,234,200
Unrealized profit on open futures contracts		4,494,939	3,315,560
Unrealized profit on open forwards contracts		3,290,984	2,545,779
Cash and cash equivalents		540,090	498,940
Other assets		56,112	29,752
TOTAL ASSETS		79,076,058	114,624,231
LIABILITIES:
Unrealized loss on open futures contracts		3,153,548	2,688,443
Unrealized loss on open forwards contracts		3,660,942	2,166,697
Brokerage commissions payable		17,194	13,237
Sponsor and Advisory fees payable		147,475	364,710
Redemptions payable		1,557,158	2,168,565
Other liabilities		317,770	816,026
Total liabilities		8,854,087	8,217,678
MEMBERS' CAPITAL:
Members' Capital (44,544,897 Units and 71,901,800 Units outstanding; unlimited Units authorized)		70,221,971	106,406,553
Total Members' Capital		70,221,971	106,406,553
TOTAL LIABILITIES AND MEMBERS' CAPITAL		79,076,058	114,624,231
Class A
MEMBERS' CAPITAL:
Total Members' Capital	[1]	$ 51,941,334	$ 23,937,426
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 1.6509	$ 1.6560
Class C
MEMBERS' CAPITAL:
Total Members' Capital	[2]	$ 7,082,060	$ 66,943,683
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 1.4579	$ 1.4766
Class D
MEMBERS' CAPITAL:
Total Members' Capital		$ 3,894,785	$ 3,856,070
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 2.0281	$ 2.0080
Class I
MEMBERS' CAPITAL:
Total Members' Capital		$ 1,182,385	$ 1,866,159
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 1.7357	$ 1.7327
Class M
MEMBERS' CAPITAL:
Total Members' Capital		$ 6,121,407	$ 9,803,215
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 1.0885	$ 1.0759

[1]	Subscription includes conversion in the amount of $40,123,556 which was converted from Class C in 2017.
[2]	Redemption includes conversion out in the amount of $40,123,556 which was converted to Class A in 2017.